Investment securities	6 Months Ended
Jun. 30, 2020
Investment securities
15 Investment securities
end of	2Q20	1Q20	4Q19
Investment securities (CHF million)
Debt securities held-to-maturity	95	96	0
Debt securities available-for-sale	489	1,068	1,006
Total investment securities	584	1,164	1,006
Investment securities by type
	2Q20				4Q19
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Corporate debt securities	95	0	0	95	0	0	0	0
Debt securities held-to-maturity	95	0	0	95	0	0	0	0
Swiss federal, cantonal or local government entities	2	0	0	2	2	0	0	2
Foreign governments	0	0	0	0	163	8	0	171
Corporate debt securities	481	6	0	487	807	28	2	833
Debt securities available-for-sale	483	6	0	489	972	36	2	1,006
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
4Q19 (CHF million)
Corporate debt securities	204	2	0	0	204	2
Debt securities available-for-sale	204	2	0	0	204	2
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M20	6M19
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	626	4
Realized gains	42	0
Amortized cost, fair value and average yield of debt securities
end of 2Q20	Amortized cost	Fair value	Average yield (in %)
(CHF million, except where indicated)
Due within 1 year	95	95	0.51
Debt securities held-to-maturity	95	95	0.51
Due within 1 year	151	151	0.39
Due from 1 to 5 years	2	2	3.70
Due from 5 to 10 years	330	336	0.08
Debt securities available-for-sale	483	489	0.20
Allowance for credit losses on debt securities available-for-sale
A credit loss exists if there is a decline in fair value of the security below the amortized cost as a result of the non-collectability of the amounts due in accordance with the contractual terms.
An allowance for expected credit losses is recorded in the consolidated statement of operations in provision for credit losses and the noncredit-related losses are recorded in accumulated other comprehensive income (AOCI). Subsequent improvements in the estimated credit losses are immediately recorded in the consolidated statement of operations as a reduction in allowance and credit loss expense. A security is written-off if it is considered certain that there is no possibility of recovering the outstanding principal. As of the end of 2Q20, the Group had no allowance for credit losses on debt securities available-for-sale.

Bank
Investment securities (old to delete)
14 Investment securities
end of	6M20	2019
Investment securities (CHF million)
Debt securities held-to-maturity	95	0
Debt securities available-for-sale	487	1,004
Total investment securities	582	1,004
Investment securities by type
	6M20				2019
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Corporate debt securities	95	0	0	95	0	0	0	0
Debt securities held-to-maturity	95	0	0	95	0	0	0	0
Foreign governments	0	0	0	0	163	8	0	171
Corporate debt securities	481	6	0	487	807	28	2	833
Debt securities available-for-sale	481	6	0	487	970	36	2	1,004
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2019 (CHF million)
Corporate debt securities	204	2	0	0	204	2
Debt securities available-for-sale	204	2	0	0	204	2
> Refer to “Note 15 – Investment securities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 for further information on gross unrealized losses on debt securities and related fair value.
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M20	6M19
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	626	4
Realized gains	42	0
Amortized cost, fair value and average yield of debt securities
end of 6M20	Amortized cost	Fair value	Average yield (in %)
CHF million, except where indicated
Due within 1 year	95	95	0.51
Debt securities held-to-maturity	95	95	0.51
Due within 1 year	151	151	0.39
Due from 5 to 10 years	330	336	0.08
Debt securities available-for-sale	481	487	0.18
Allowance for credit losses on debt securities available-for-sale
> Refer to “Note 15 – Investment securities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 for further information on allowance for credit losses on debt securities available for sale.
As of the end of 6M20, the Bank had no allowance for credit losses on debt securities available-for-sale.